NATIONWIDE®

VARIABLE

ACCOUNT-12

Annual Report

to

Contract Owners

December 31, 2006

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO-5397-12/06

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:
Investments at fair value:
W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat) 8,579,712 shares (Cost $76,207,977)	$77,097,290
W&R Target Funds, Inc. – Balanced Portfolio (WRBal) 2,301,732 shares (Cost $17,832,452)	20,037,731
W&R Target Funds, Inc. – Bond Portfolio (WRBond) 2,741,621 shares (Cost $15,084,021)	14,458,762
W&R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq) 3,091,614 shares (Cost $33,487,616)	38,796,971
W&R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc) 4,461,292 shares (Cost $26,568,917)	31,074,685
W&R Target Funds, Inc. – Energy Portfolio (WREnergy) 237,132 shares (cost $1,090,495)	1,099,129
W&R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes) 1,670,504 shares (Cost $11,552,777)	12,648,555
W&R Target Funds, Inc. – Growth Portfolio (WRGrowth) 5,234,995 shares (Cost $44,263,808)	51,207,676
W&R Target Funds, Inc. – High Income Portfolio (WRHiInc) 3,897,494 shares (Cost $13,401,955)	13,012,172
W&R Target Funds, Inc. – International Growth Portfolio (WRIntlGr) 1,149,121 shares (Cost $8,155,283)	10,498,136
W&R Target Funds, Inc. – International Value Portfolio (WRIntVal) 540,441 shares (cost $11,006,832)	12,311,634
W&R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond) 1,256,565 shares (Cost $7,047,197)	6,889,872
W&R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr) 259,386 shares (cost $4,074,716)	5,208,698
W&R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr) 2,130,228 shares (Cost $13,158,745)	13,974,933
W&R Target Funds, Inc. – Money Market Portfolio (WRMMkt) 7,379,277 shares (Cost $7,379,277)	7,379,277
W&R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec) 1,164,898 shares (Cost $5,933,972)	5,801,891
W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS) 1,293,333 shares (Cost $9,404,943)	11,352,357
W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech) 1,014,329 shares (Cost $15,098,230)	17,971,582
W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCapGr) 1,121,552 shares (Cost $11,003,442)	11,187,703

(Continued)

2

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

W&R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal) 575,350 shares (cost $9,179,402)	$9,026,839
W&R Target Funds, Inc. – Value Portfolio (WRValue) 5,051,572 shares (Cost $31,121,830)	34,062,245

Total investments	405,098,138
Accounts receivable	–

Total assets	405,098,138
Accounts payable	17,812

Contract owners’ equity (note 4)	$405,080,326

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	WRAsStrat	WRBal	WRBond	WRCoreEq	WRDivInc	WREnergy	WRGlNatRes
Reinvested dividends	$4,275,121	256,071	272,714	631,834	325,748	371,499	5,686	37,678
Mortality and expense risk charges (note 2)	(5,206,587)	(949,781)	(283,380)	(191,653)	(510,949)	(383,309)	(7,400)	(120,868)

Net investment income (loss)	(931,466)	(693,710)	(10,666)	440,181	(185,201)	(11,810)	(1,714)	(83,190)

Proceeds from mutual fund shares sold	22,991,307	504,638	781,349	504,022	505,058	415,669	58,827	266,799
Cost of mutual fund shares sold	(21,100,284)	(350,958)	(660,592)	(522,546)	(387,241)	(313,299)	(64,712)	(190,388)

Realized gain (loss) on investments	1,891,023	153,680	120,757	(18,524)	117,817	102,370	(5,885)	76,411
Change in unrealized gain (loss) on investments	15,308,171	(3,134,340)	1,349,777	(79,700)	3,163,415	2,702,472	8,634	847,368

Net gain (loss) on investments	17,199,194	(2,980,660)	1,470,534	(98,224)	3,281,232	2,804,842	2,749	923,779

Reinvested capital gains	18,152,005	11,754,896	66,879	4,324	1,052,592	151,014	–	441,839

Net increase (decrease) in contract owners’ equity resulting from operations	$34,419,733	8,080,526	1,526,747	346,281	4,148,623	2,944,046	1,035	1,282,428

Investment activity:	WRGrowth	WRHiInc	WRIntlGr	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt
Reinvested dividends	$–	895,582	59,940	202,751	247,075	–	47,174	215,607
Mortality and expense risk charges (note 2)	(765,625)	(162,563)	(118,522)	(131,696)	(96,433)	(67,495)	(148,596)	(75,582)

Net investment income (loss)	(765,625)	733,019	(58,582)	71,055	150,642	(67,495)	(101,422)	140,025

Proceeds from mutual fund shares sold	1,921,055	830,799	504,038	437,944	909,951	313,484	172,587	9,073,633
Cost of mutual fund shares sold	(1,681,023)	(831,576)	(368,821)	(350,035)	(922,358)	(213,830)	(147,632)	(9,073,633)

Realized gain (loss) on investments	240,032	(777)	135,217	87,909	(12,407)	99,654	24,955	–
Change in unrealized gain (loss) on investments	2,054,149	180,677	1,384,196	1,260,319	13,377	414,606	675,242	–

Net gain (loss) on investments	2,294,181	179,900	1,519,413	1,348,228	970	514,260	700,197	–

Reinvested capital gains	–	–	–	820,896	–	–	3,852	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,528,556	912,919	1,460,831	2,240,179	151,612	446,765	602,627	140,025

(Continued)

4

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	WRMortSec	WRRealEstS	WRSciTech	WRSmCapGr	WRSmCpVal	WRValue
Reinvested dividends	$262,479	75,948	–	–	12,269	355,066
Mortality and expense risk charges (note 2)	(68,574)	(116,982)	(239,887)	(156,780)	(116,894)	(493,618)

Net investment income (loss)	193,905	(41,034)	(239,887)	(156,780)	(104,625)	(138,552)

Proceeds from mutual fund shares sold	361,464	384,775	981,238	908,611	834,000	2,321,366
Cost of mutual fund shares sold	(374,223)	(288,207)	(728,116)	(750,847)	(839,400)	(2,040,847)

Realized gain (loss) on investments	(12,759)	96,568	253,122	157,764	(5,400)	280,519
Change in unrealized gain (loss) on investments	(26,944)	1,606,174	431,651	(760,511)	495,884	2,721,725

Net gain (loss) on investments	(39,703)	1,702,742	684,773	(602,747)	490,484	3,002,244

Reinvested capital gains	–	271,654	488,881	1,058,403	702,627	1,334,148

Net increase (decrease) in contract owners’ equity resulting from operations	$154,202	1,933,362	933,767	298,876	1,088,486	4,197,840

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		WRAsStrat		WRBal		WRBond
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(931,466)	62,580	(693,710)	(86,538)	(10,666)	(19,766)	440,181	340,733
Realized gain (loss) on investments	1,891,023	704,830	153,680	89,058	120,757	82,313	(18,524)	(15,328)
Change in unrealized gain (loss) on investments	15,308,171	11,146,942	(3,134,340)	3,003,407	1,349,777	399,539	(79,700)	(372,144)
Reinvested capital gains	18,152,005	5,928,467	11,754,896	2,355,818	66,879	–	4,324	50,054

Net increase (decrease) in contract owners’ equity resulting from operations	34,419,733	17,842,819	8,080,526	5,361,745	1,526,747	462,086	346,281	3,315

Equity transactions:
Purchase payments received from contract owners (note 3)	171,859,953	135,118,253	16,200,785	14,181,039	3,114,992	5,897,907	2,855,278	4,813,076
Transfers between funds	–	–	18,874,444	4,922,707	1,887,781	348,593	1,037,198	640,422
Redemptions (note 3)	(46,327,824)	(19,964,338)	(2,230,949)	(720,423)	(680,717)	(478,497)	(399,066)	(349,615)
Annuity benefits	(310,887)	(301,778)	(61,842)	(50,854)	(25,218)	(32,899)	(9,501)	(13,971)
Annual contract maintenance charges (note 2)	(61,712)	(36,803)	(13,071)	(5,359)	(4,202)	(3,335)	(2,253)	(1,780)
Contingent deferred sales charges (note 2)	(361,407)	(140,955)	(66,361)	(11,313)	(19,126)	(17,627)	(13,873)	(6,735)
Adjustments to maintain reserves	(39,957)	46,591	161	1,358	957	579	797	1,020

Net equity transactions	124,758,166	114,720,970	32,703,167	18,317,155	4,274,467	5,714,721	3,468,580	5,082,417

Net change in contract owners’ equity	159,177,899	132,563,789	40,783,693	23,678,900	5,801,214	6,176,807	3,814,861	5,085,732
Contract owners’ equity beginning of period	245,902,427	113,338,638	36,310,494	12,631,594	14,235,501	8,058,694	10,643,400	5,557,668

Contract owners’ equity end of period	$405,080,326	245,902,427	77,094,187	36,310,494	20,036,715	14,235,501	14,458,261	10,643,400

CHANGES IN UNITS:
Beginning units	20,946,654	10,502,278	2,697,593	1,140,922	1,286,332	746,129	1,046,722	545,478

Units purchased	22,478,526	16,717,988	2,512,155	1,767,435	528,840	708,878	460,877	599,152
Units redeemed	(12,762,715)	(6,273,612)	(347,032)	(210,764)	(155,508)	(168,675)	(120,730)	(97,908)

Ending units	30,662,465	20,946,654	4,862,716	2,697,593	1,659,664	1,286,332	1,386,869	1,046,722

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRCoreEq		WRDivInc		WREnergy		WRGlNatRes
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(185,201)	(203,834)	(11,810)	(17,665)	(1,714)	–	(83,190)	(13,216)
Realized gain (loss) on investments	117,817	86,526	102,370	27,073	(5,885)	–	76,411	13,764
Change in unrealized gain (loss) on investments	3,163,415	1,436,879	2,702,472	1,367,818	8,634	–	847,368	248,411
Reinvested capital gains	1,052,592	–	151,014	–	–	–	441,839	15,907

Net increase (decrease) in contract owners’ equity resulting from operations	4,148,623	1,319,571	2,944,046	1,377,226	1,035	–	1,282,428	264,866

Equity transactions:
Purchase payments received from contract owners (note 3)	5,861,479	8,673,067	6,469,458	6,175,327	851,229	–	6,918,625	2,198,764
Transfers between funds	7,242,477	3,117,721	6,193,915	2,488,216	249,000	–	1,260,061	959,810
Redemptions (note 3)	(1,253,885)	(518,172)	(583,991)	(305,540)	(2,101)	–	(191,197)	(35,052)
Annuity benefits	(26,070)	(29,979)	(12,753)	(8,110)	–	–	(4,127)	(912)
Annual contract maintenance charges (note 2)	(4,500)	(2,620)	(3,398)	(1,853)	(33)	–	(1,069)	(47)
Contingent deferred sales charges (note 2)	(50,642)	(12,150)	(8,820)	(7,286)	–	–	(3,648)	–
Adjustments to maintain reserves	(291)	508	(742)	60	(43)	–	(31,884)	31,481

Net equity transactions	11,768,568	11,228,375	12,053,669	8,340,814	1,098,052	–	7,946,761	3,154,044

Net change in contract owners’ equity	15,917,191	12,547,946	14,997,715	9,718,040	1,099,087	–	9,229,189	3,418,910
Contract owners’ equity beginning of period	22,878,117	10,330,171	16,075,707	6,357,667	–	–	3,418,910	–

Contract owners’ equity end of period	$38,795,308	22,878,117	31,073,422	16,075,707	1,099,087	–	12,648,099	3,418,910

CHANGES IN UNITS:
Beginning units	1,963,031	941,977	1,353,605	594,461	–	–	279,201	–

Units purchased	1,138,399	1,216,357	1,079,720	856,440	126,000	–	634,059	292,655
Units redeemed	(204,633)	(195,303)	(136,939)	(97,296)	(6,864)	–	(77,901)	(13,454)

Ending units	2,896,797	1,963,031	2,296,386	1,353,605	119,136	–	835,359	279,201

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRGrowth		WRHiInc		WRIntlGr		WRIntVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(765,625)	(516,494)	733,019	581,566	(58,582)	51,776	71,055	64,492
Realized gain (loss) on investments	240,032	85,084	(777)	15,918	135,217	18,012	87,909	39,298
Change in unrealized gain (loss) on investments	2,054,149	3,823,554	180,677	(496,432)	1,384,196	651,663	1,260,319	(144,482)
Reinvested capital gains	–	–	–	–	–	–	820,896	529,311

Net increase (decrease) in contract owners’ equity resulting from operations	1,528,556	3,392,144	912,919	101,052	1,460,831	721,451	2,240,179	488,619

Equity transactions:
Purchase payments received from contract owners (note 3)	5,224,526	13,062,676	3,312,950	4,736,466	3,359,351	1,900,862	3,522,149	3,528,324
Transfers between funds	5,834,744	3,882,965	15,701	(592,726)	67,949	231,317	329,441	441,923
Redemptions (note 3)	(1,698,896)	(1,153,955)	(543,059)	(299,475)	(207,106)	(131,975)	(351,867)	(96,248)
Annuity benefits	(36,131)	(38,894)	(33,776)	(36,620)	(11,048)	(8,431)	(2,952)	(1,089)
Annual contract maintenance charges (note 2)	(9,650)	(6,896)	(2,208)	(1,621)	(1,455)	(932)	(1,466)	(668)
Contingent deferred sales charges (note 2)	(69,930)	(24,331)	(13,323)	(7,236)	(5,922)	(4,421)	(5,798)	(1,114)
Adjustments to maintain reserves	335	915	1,811	1,203	368	369	145	345

Net equity transactions	9,244,998	15,722,480	2,738,096	3,799,991	3,202,137	1,986,789	3,489,652	3,871,473

Net change in contract owners’ equity	10,773,554	19,114,624	3,651,015	3,901,043	4,662,968	2,708,240	5,729,831	4,360,092
Contract owners’ equity beginning of period	40,431,316	21,316,692	9,360,824	5,459,781	5,834,890	3,126,650	6,581,487	2,221,395

Contract owners’ equity end of period	$51,204,870	40,431,316	13,011,839	9,360,824	10,497,858	5,834,890	12,311,318	6,581,487

CHANGES IN UNITS:
Beginning units	3,669,245	2,098,409	827,416	484,274	452,034	277,460	517,152	191,781

Units purchased	1,302,015	1,902,028	362,557	468,629	291,097	205,365	309,786	354,948
Units redeemed	(460,746)	(331,192)	(126,630)	(125,487)	(59,347)	(30,791)	(68,138)	(29,577)

Ending units	4,510,514	3,669,245	1,063,343	827,416	683,784	452,034	758,800	517,152

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRLTBond		WRMicCpGr		WRMidCpGr		WRMMkt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$150,642	109,477	(67,495)	(37,339)	(101,422)	(13,168)	140,025	24,750
Realized gain (loss) on investments	(12,407)	(5,203)	99,654	35,910	24,955	1,071	–	–
Change in unrealized gain (loss) on investments	13,377	(94,399)	414,606	535,247	675,242	140,946	–	–
Reinvested capital gains	–	–	–	–	3,852	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	151,612	9,875	446,765	533,818	602,627	128,849	140,025	24,750

Equity transactions:
Purchase payments received from contract owners (note 3)	1,056,427	1,678,207	1,268,746	1,680,145	3,230,533	1,190,485	91,241,723	37,788,470
Transfers between funds	141,226	485,719	84,423	(20,557)	7,110,642	1,920,734	(52,755,500)	(22,303,340)
Redemptions (note 3)	(319,304)	(289,494)	(115,797)	(45,329)	(201,139)	(976)	(34,456,169)	(14,196,050)
Annuity benefits	(5,981)	(8,170)	(2,492)	(1,506)	(2,178)	(809)	(121)	1,113
Annual contract maintenance charges (note 2)	(1,204)	(964)	(853)	(519)	(506)	(10)	(978)	(407)
Contingent deferred sales charges (note 2)	(7,461)	(13,449)	(2,753)	(862)	(3,276)	–	(3,467)	(2,609)
Adjustments to maintain reserves	554	368	(247)	323	(11,170)	18,008	(679)	(15,104)

Net equity transactions	864,257	1,852,217	1,231,027	1,611,695	10,122,906	3,127,432	4,024,809	1,272,073

Net change in contract owners’ equity	1,015,869	1,862,092	1,677,792	2,145,513	10,725,533	3,256,281	4,164,834	1,296,823
Contract owners’ equity beginning of period	5,873,806	4,011,714	3,530,706	1,385,193	3,256,281	–	3,213,125	1,916,302

Contract owners’ equity end of period	$6,889,675	5,873,806	5,208,498	3,530,706	13,981,814	3,256,281	7,377,959	3,213,125

CHANGES IN UNITS:
Beginning units	588,192	401,598	283,783	132,924	288,042	–	321,848	193,591

Units purchased	210,363	256,656	131,981	171,121	915,178	290,099	10,367,536	4,577,580
Units redeemed	(124,231)	(70,062)	(36,973)	(20,262)	(43,418)	(2,057)	(9,971,273)	(4,449,323)

Ending units	674,324	588,192	378,791	283,783	1,159,802	288,042	718,111	321,848

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRMortSec		WRRealEstS		WRSciTech		WRSmCapGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$193,905	93,676	(41,034)	18,783	(239,887)	(148,308)	(156,780)	(101,916)
Realized gain (loss) on investments	(12,759)	(2,216)	96,568	10,562	253,122	46,195	157,764	63,906
Change in unrealized gain (loss) on investments	(26,944)	(89,521)	1,606,174	275,878	431,651	1,722,851	(760,511)	452,736
Reinvested capital gains	–	–	271,654	124,485	488,881	–	1,058,403	350,586

Net increase (decrease) in contract owners’ equity resulting from operations	154,202	1,939	1,933,362	429,708	933,767	1,620,738	298,876	765,312

Equity transactions:
Purchase payments received from contract owners (note 3)	1,415,975	1,972,884	3,864,248	3,546,567	4,823,150	5,332,012	2,880,331	3,731,213
Transfers between funds	1,260,292	617,158	475,882	367,989	(322,348)	(66,451)	(410,443)	(185,081)
Redemptions (note 3)	(163,310)	(45,195)	(340,741)	(69,385)	(695,487)	(260,080)	(276,464)	(202,298)
Annuity benefits	(63)	(18)	(2,484)	(674)	(20,683)	(17,652)	(17,980)	(20,833)
Annual contract maintenance charges (note 2)	(534)	(131)	(1,217)	(403)	(3,664)	(2,495)	(2,337)	(1,725)
Contingent deferred sales charges (note 2)	(3,070)	(1,348)	(2,771)	(2,495)	(18,360)	(5,408)	(6,867)	(7,641)
Adjustments to maintain reserves	(261)	(10)	(1,199)	(639)	527	502	366	2,996

Net equity transactions	2,509,029	2,543,340	3,991,718	3,840,960	3,763,135	4,980,428	2,166,606	3,316,631

Net change in contract owners’ equity	2,663,231	2,545,279	5,925,080	4,270,668	4,696,902	6,601,166	2,465,482	4,081,943
Contract owners’ equity beginning of period	3,138,395	593,116	5,421,381	1,150,713	13,274,030	6,672,864	8,721,715	4,639,772

Contract owners’ equity end of period	$5,801,626	3,138,395	11,346,461	5,421,381	17,970,932	13,274,030	11,187,197	8,721,715

CHANGES IN UNITS:
Beginning units	306,412	58,127	401,576	93,058	1,010,750	584,541	684,868	404,211

Units purchased	293,952	272,635	305,190	323,871	413,134	489,458	276,830	352,016
Units redeemed	(50,654)	(24,350)	(51,074)	(15,353)	(133,941)	(63,249)	(111,436)	(71,359)

Ending units	549,710	306,412	655,692	401,576	1,289,943	1,010,750	850,262	684,868

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRSmCpVal		WRValue
Investment activity:	2006	2005	2006	2005
Net investment income (loss)	$(104,625)	(85,631)	(138,552)	21,202
Realized gain (loss) on investments	(5,400)	23,978	280,519	88,909
Change in unrealized gain (loss) on investments	495,884	(835,952)	2,721,725	(879,057)
Reinvested capital gains	702,627	1,130,920	1,334,148	1,371,386

Net increase (decrease) in contract owners’ equity resulting from operations	1,088,486	233,315	4,197,840	602,440

Equity transactions:
Purchase payments received from contract owners (note 3)	1,601,250	3,181,228	2,786,748	9,849,534
Transfers between funds	(490,703)	49,919	1,913,818	2,692,962
Redemptions (note 3)	(312,727)	(100,989)	(1,303,852)	(665,590)
Annuity benefits	(4,865)	(4,240)	(30,622)	(27,230)
Annual contract maintenance charges (note 2)	(1,782)	(1,294)	(5,332)	(3,744)
Contingent deferred sales charges (note 2)	(4,527)	(2,646)	(51,412)	(12,284)
Adjustments to maintain reserves	(172)	407	710	1,902

Net equity transactions	786,474	3,122,385	3,310,058	11,835,550

Net change in contract owners’ equity	1,874,960	3,355,700	7,507,898	12,437,990
Contract owners’ equity beginning of period	7,149,786	3,794,086	26,552,556	14,114,566

Contract owners’ equity end of period	$9,024,746	7,149,786	34,060,454	26,552,556

CHANGES IN UNITS:
Beginning units	631,464	345,169	2,337,388	1,268,168

Units purchased	147,373	328,191	671,484	1,284,474
Units redeemed	(85,885)	(41,896)	(389,362)	(215,254)

Ending units	692,952	631,464	2,619,510	2,337,388

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-12 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on October 24, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts and Individual Single Purchase Payment Immediate Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Waddell & Reed.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

Portfolios of the W&R Target Funds Inc.;

    W&R Target Funds Inc. – Asset Strategy Portfolio (WRAsStrat)

    W&R Target Funds Inc. – Balanced Portfolio (WRBal)

    W&R Target Funds Inc. – Bond Portfolio (WRBond)

    W&R Target Funds Inc. – Core Equity Portfolio (WRCoreEq)

    W&R Target Funds Inc. – Dividend Income Portfolio (WRDivInc)

    W&R Target Funds Inc. – Energy Portfolio (WREnergy)

    W&R Target Funds Inc. – Global Natural Resources Portfolio (WRGlNatRes)

    W&R Target Funds Inc. – Growth Portfolio (WRGrowth)

    W&R Target Funds Inc. – High Income Portfolio (WRHiInc)

    W&R Target Funds Inc. – International Growth Portfolio (WRIntlGr)

    W&R Target Funds Inc. – International Value Portfolio (WRIntVal)

    W&R Target Funds Inc. – Limited-Term Bond Portfolio (WRLTBond)

    W&R Target Funds Inc. – Micro Cap Growth Portfolio (WRMicCpGr)

    W&R Target Funds Inc. – Mid Cap Growth Portfolio (WRMidCpGr)

    W&R Target Funds Inc. – Money Market Portfolio (WRMMkt)

    W&R Target Funds Inc. – Mortgage Securities Portfolio (WRMortSec)

    W&R Target Funds Inc. – Real Estate Securities Portfolio (WRRealEstS)

    W&R Target Funds Inc. – Science and Technology Portfolio (WRSciTech)

    W&R Target Funds Inc. – Small Cap Growth Portfolio (WRSmCapGr)

    W&R Target Funds Inc. – Small Cap Value Portfolio (WRSmCpVal)

    W&R Target Funds Inc. – Value Portfolio (WRValue)

At December 31, 2006, contract owners were invested in all of the above funds. The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in—First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Select Income Annuity contracts, this charge will not exceed 6% of the purchase payments withdrawn and declines a specified percentage each year. After the end of the seventh contract year this charge is 0%. For Select Preferred Annuity contracts this charge will not exceed 8% of the purchase payments withdrawn and declines a specified percentage each year. After the end of the seventh contract year this charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of $50 from deferred annuity contracts, depending on the amount of assets in the contract, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per poduct. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account-12 Options	Select Income Annuity	Select Preferred Annuity
Variable Account Charges – Recurring	1.50%	1.25%
Death Benefit Options:
Allows enhanced provision in place of the standard death benefit.
Five-Year Enhanced	–	0.05%
One-Year Enhanced	–	0.15%
One-Month Enhanced	–	0.30%
Combination Enhanced	–	0.40%
Spousal Protection Annuity Option	–	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option	–	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	–	0.50%
4% Extra Value Credit Option	–	0.60%
Capital Preservation Plus Option:
Provides a return of principle over the elected program period.
Plus Option	–	0.50%
Plus Lifetime Income Option	–	1.00%

Maximum Variable Account Charges(1):	1.50%	3.70%

(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2006.

	Total	WRAsStrat	WRBal	WRBond	WRCoreEq	WRDivInc	WREnergy	WRGlNatRes
1.25%	$623,707	92,811	27,933	30,088	45,524	36,239	1,237	18,466
1.30%	144,417	21,084	6,043	8,313	12,929	5,893	77	4,566
1.35%	120,276	17,766	4,320	6,078	6,643	4,023	63	1,845
1.40%	531,328	80,658	23,614	25,627	45,608	34,929	2,151	23,005
1.50%	656,093	99,208	35,627	27,152	47,467	33,793	880	25,793
1.55%	133,962	22,391	6,206	7,840	6,250	11,122	308	3,457
1.60%	9,961	1,428	117	320	1,040	575	62	149
1.65%	320,904	46,940	10,800	9,718	19,388	22,584	400	13,095
1.70%	1,957	488	122	69	113	70	–	303
1.75%	537,874	84,159	41,444	18,192	59,105	37,825	1,871	10,150
1.80%	42,540	6,016	3,381	1,533	5,517	2,032	–	23
1.85%	610,124	158,831	27,204	18,617	78,982	56,674	17	4,561
1.90%	352,150	70,550	24,694	7,331	47,419	39,468	–	1,793
1.95%	89,551	25,810	3,373	1,772	11,725	8,254	–	6
2.00%	415,710	91,178	23,745	10,483	50,956	41,661	77	9,227
2.05%	18,913	3,355	1,617	1,216	1,304	1,904	–	–
2.10%	249,888	54,954	13,521	2,841	35,164	26,247	251	2,573
2.15%	49,149	8,757	7,428	4,396	5,535	3,280	6	466
2.20%	1,614	462	199	81	262	319	–	–
2.25%	119,867	29,565	10,466	5,432	11,809	5,952	–	690
2.30%	2,247	567	337	–	1	339	–	–
2.35%	57,760	14,371	4,451	2,245	7,233	6,460	–	76
2.40%	10,716	1,438	984	–	1,388	1,546	–	–
2.45%	23,941	2,036	1,622	645	4,414	487	–	302
2.50%	24,169	4,683	1,565	492	1,350	458	–	75
2.60%	45,279	7,530	1,720	–	3,177	577	–	162
2.70%	800	255	–	156	–	–	–	85
2.75%	8,443	1,312	395	741	324	598	–	–
3.10%	3,247	1,178	452	275	322	–	–	–

Totals	$5,206,587	949,781	283,380	191,653	510,949	383,309	7,400	120,868

	WRGrowth	WRHiInc	WRIntlGr	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt
1.25%	$71,240	27,796	21,119	24,949	25,921	9,537	8,074	16,542
1.30%	16,236	5,071	10,843	3,712	3,517	2,542	2,038	4,439
1.35%	15,979	6,987	4,199	7,043	2,135	3,846	827	2,165
1.40%	52,720	25,490	14,223	19,827	9,501	11,206	8,885	8,881
1.50%	73,749	34,910	24,965	24,369	11,539	12,786	7,375	7,833
1.55%	7,565	9,387	3,415	6,297	2,335	1,628	1,985	4,100
1.60%	1,184	1,008	853	79	76	296	63	–
1.65%	37,872	14,697	13,928	16,523	3,292	7,127	7,178	7,615
1.70%	71	–	–	94	129	–	96	–
1.75%	105,844	18,485	9,814	8,740	11,217	6,764	7,581	7,458
1.80%	15,672	62	–	–	382	–	9	72
1.85%	99,485	1,984	2,885	2,110	9,702	711	41,110	7,484
1.90%	72,354	3,110	629	3,270	2,395	643	14,535	155
1.95%	18,255	–	–	10	880	–	6,934	1,434
2.00%	72,861	4,649	3,076	6,065	5,025	4,448	20,295	1,341
2.05%	3,006	125	593	136	1,189	123	–	205
2.10%	37,128	4,095	2,984	4,937	1,677	2,980	17,209	1,650
2.15%	8,202	10	365	775	528	–	229	443
2.20%	3	–	–	–	52	–	–	–
2.25%	21,393	232	601	1,879	1,257	1,334	1,853	1,045
2.30%	663	–	–	–	–	–	1	–
2.35%	8,332	1,125	376	280	654	573	1,690	952
2.40%	3,091	–	–	–	519	–	–	104
2.45%	5,220	192	16	16	–	951	424	576
2.50%	6,277	81	–	52	704	–	–	–
2.60%	8,433	3,067	3,638	533	966	–	205	1,088
2.70%	228	–	–	–	–	–	–	–
2.75%	2,249	–	–	–	284	–	–	–
3.10%	313	–	–	–	557	–	–	–

Totals	$765,625	162,563	118,522	131,696	96,433	67,495	148,596	75,582

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

	WRMortSec	WRRealEstS	WRSciTech	WRSmCapGr	WRSmCpVal	WRValue
1.25%	$9,691	18,537	39,621	29,021	24,305	45,056
1.30%	1,713	5,341	10,301	10,069	2,569	7,121
1.35%	3,244	1,874	8,059	4,973	5,834	12,373
1.40%	8,442	20,549	40,334	19,963	17,215	38,500
1.50%	6,882	28,559	49,628	34,036	22,645	46,897
1.55%	3,592	6,902	8,364	4,622	6,194	10,002
1.60%	77	982	793	93	546	220
1.65%	3,317	8,918	27,208	12,032	14,165	24,107
1.70%	69	125	109	27	–	72
1.75%	2,994	8,838	18,921	13,366	9,011	56,095
1.80%	71	–	312	349	55	7,054
1.85%	13,806	3,602	4,035	3,234	1,865	73,225
1.90%	5,086	2,989	3,448	2,593	1,236	48,452
1.95%	1,830	–	6	5	–	9,257
2.00%	4,034	8,019	6,900	6,816	1,670	43,184
2.05%	–	–	–	554	212	3,374
2.10%	2,065	933	4,963	5,338	3,171	25,207
2.15%	96	10	730	677	825	6,391
2.20%	–	–	–	–	–	236
2.25%	159	657	6,741	1,619	2,875	14,308
2.30%	–	–	–	–	–	339
2.35%	722	–	1,135	91	1,323	5,671
2.40%	–	–	–	–	–	1,646
2.45%	381	–	3,025	1,885	–	1,749
2.50%	303	–	101	–	–	8,028
2.60%	–	147	5,077	5,417	1,178	2,364
2.70%	–	–	76	–	–	–
2.75%	–	–	–	–	–	2,540
3.10%	–	–	–	–	–	150

Totals	$68,574	116,982	239,887	156,780	116,894	493,618

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $939,276 and $511,547, respectively, and total transfers from the Account to the fixed account were $1,690,743 and $824,327, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $140,395 and $201,361 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $135,791 and $54,778 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $21,748 and $2,039 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the four-year period ended December 31, 2006 and for the period October 24, 2002 (commencement of operations) through December 31, 2002. Beginning in 2004 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
W&R Target Funds, Inc. – Asset Strategy Portfolio
2006	1.25% to 3.10%	4,862,716	$ 15.86 to 15.03	$77,094,187	0.45%	18.65% to 16.44%
2005	1.25% to 3.10%	2,697,593	13.37 to 12.91	36,310,494	1.18%	22.73% to 20.43%
2004	1.25% to 2.75%	1,140,922	10.89 to 10.75	12,631,594	2.42%	8.91% to 7.53%	(a) (b)
2003	1.50%	47,341	11.01	521,371	1.94%	9.80%
2002	1.50%	6,616	10.03	66,358	3.14%	0.29%	(a) (b)

W&R Target Funds, Inc. – Balanced Portfolio
2006	1.25% to 3.10%	1,659,664	11.95 to 11.33	20,036,715	1.59%	9.82% to 7.77%
2005	1.25% to 3.10%	1,286,332	10.88 to 10.51	14,235,501	1.59%	3.71% to 1.77%
2004	1.25% to 2.75%	746,129	10.49 to 10.36	8,058,694	2.67%	4.94% to 3.61%	(a) (b)
2003	1.50%	30,976	11.79	365,215	1.16%	17.31%
2002	1.50%	4,306	10.05	43,279	3.72%	0.51%	(a) (b)

W&R Target Funds, Inc. – Bond Portfolio
2006	1.25% to 3.10%	1,386,869	10.45 to 9.90	14,458,261	5.03%	2.94% to 1.02%
2005	1.25% to 3.10%	1,046,722	10.15 to 9.80	10,643,400	5.82%	0.35% to -1.53%
2004	1.25% to 2.75%	545,478	10.11 to 9.98	5,557,668	8.10%	1.13% to -0.15%	(a) (b)
2003	1.50%	23,626	10.41	245,885	6.73%	2.62%
2002	1.50%	8,694	10.14	88,170	8.21%	1.41%	(a) (b)

W&R Target Funds, Inc. – Core Equity Portfolio
2006	1.25% to 3.10%	2,896,797	13.36 to 12.67	38,795,308	1.06%	15.53% to 13.37%
2005	1.25% to 3.10%	1,963,031	11.57 to 11.17	22,878,117	0.45%	7.65% to 5.64%
2004	1.25% to 2.75%	941,977	10.74 to 10.61	10,330,171	1.15%	7.45% to 6.09%	(a) (b)
2003	1.50%	40,779	11.63	474,336	1.14%	15.51%
2002	1.50%	10,426	10.07	104,991	1.17%	0.70%	(a) (b)

W&R Target Funds, Inc. – Dividend Income Portfolio
2006	1.25% to 2.75%	2,296,386	13.69 to 13.11	31,073,422	1.58%	14.47% to 12.74%
2005	1.25% to 2.75%	1,353,605	11.96 to 11.63	16,075,707	1.49%	11.62% to 9.93%
2004	1.25% to 2.75%	594,461	10.71 to 10.58	6,357,667	1.21%	7.14% to 5.78%	(a) (b)

W&R Target Funds, Inc. – Energy Portfolio
2006	1.25% to 2.15%	119,136	9.24 to 9.19	1,099,087	1.03%	-7.59% to -8.15%	(a) (b)

W&R Target Funds, Inc. – Global Natural Resources Portfolio
2006	1.25% to 2.70%	835,359	15.20 to 14.85	12,648,099	0.47%	23.93% to 22.11%
2005	1.25% to 2.70%	279,201	12.27 to 12.16	3,418,910	0.00%	22.65% to 21.61%	(a) (b)

W&R Target Funds, Inc. – Growth Portfolio
2006	1.25% to 3.10%	4,510,514	11.28 to 10.69	51,204,870	0.00%	3.73% to 1.79%
2005	1.25% to 3.10%	3,669,245	10.87 to 10.50	40,431,316	0.00%	9.84% to 7.79%
2004	1.25% to 2.75%	2,098,409	9.90 to 9.77	21,316,692	0.52%	-1.03% to -2.29%	(a) (b)
2003	1.50%	54,968	11.97	657,969	0.00%	21.21%
2002	1.50%	6,924	9.88	68,376	0.03%	-1.25%	(a) (b)

W&R Target Funds, Inc. – High Income Portfolio
2006	1.25% to 2.60%	1,063,343	11.88 to 11.43	13,011,839	8.01%	8.89% to 7.41%
2005	1.25% to 2.60%	827,416	10.91 to 10.64	9,360,824	9.45%	1.27% to -0.11%
2004	1.25% to 2.60%	484,274	10.77 to 10.65	5,459,781	12.44%	7.74% to 6.51%	(a) (b)
2003	1.50%	18,880	12.08	228,081	12.27%	17.94%
2002	1.50%	3,312	10.24	33,924	15.99%	2.43%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
W&R Target Funds, Inc. – International Growth Portfolio
2006	1.25% to 2.60%	683,784	$14.82 to 14.25	$10,497,858	0.73%	19.48% to 17.85%
2005	1.25% to 2.60%	452,034	12.40 to 12.10	5,834,890	2.60%	15.02% to 13.45%
2004	1.25% to 2.60%	277,459	10.78 to 10.66	3,126,650	1.19%	7.84% to 6.61%	(a) (b)
2003	1.50%	4,648	11.98	55,690	2.57%	23.02%
2002	1.50%	494	9.74	4,811	0.96%	-2.61%	(a) (b)

W&R Target Funds, Inc. – International Value Portfolio
2006	1.25% to 2.60%	758,800	15.96 to 15.35	12,311,318	2.15%	28.00% to 26.26%
2005	1.25% to 2.60%	517,152	12.47 to 12.16	6,581,487	2.97%	9.78% to 8.28%
2004	1.25% to 2.60%	191,781	11.36 to 11.23	2,221,395	1.89%	13.57% to 12.27%	(a) (b)

W&R Target Funds, Inc. – Limited-Term Bond Portfolio
2006	1.25% to 3.10%	674,324	10.26 to 9.73	6,889,675	3.87%	2.67% to 0.75%
2005	1.25% to 3.10%	588,192	10.00 to 9.66	5,873,806	3.83%	0.41% to -1.46%
2004	1.25% to 2.60%	401,599	9.95 to 9.84	4,011,714	5.30%	-0.45% to -1.59%	(a) (b)
2003	1.50%	10,488	10.31	108,111	3.98%	1.61%
2002	1.50%	4,095	10.14	41,543	4.68%	1.45%	(a) (b)

W&R Target Funds, Inc. – Micro Cap Growth Portfolio
2006	1.25% to 2.45%	378,791	13.73 to 13.26	5,208,498	0.00%	10.86% to 9.52%
2005	1.25% to 2.45%	283,783	12.38 to 12.11	3,530,706	0.00%	19.36% to 17.92%
2004	1.25% to 2.45%	132,925	10.38 to 10.27	1,385,193	0.00%	3.76% to 2.70%	(a) (b)

W&R Target Funds, Inc. – Mid Cap Growth Portfolio
2006	1.25% to 2.60%	1,159,802	12.16 to 11.90	13,981,814	0.55%	7.20% to 5.74%
2005	1.25% to 2.45%	288,042	11.34 to 11.26	3,256,281	0.00%	13.41% to 12.61%	(a) (b)

W&R Target Funds, Inc. – Money Market Portfolio
2006	1.25% to 2.60%	718,111	10.37 to 9.95	7,377,959	4.07%	3.02% to 1.61%
2005	1.25% to 2.45%	321,848	10.06 to 9.82	3,213,125	2.33%	1.21% to -0.01%
2004	1.25% to 2.40%	193,590	9.94 to 9.83	1,916,302	0.65%	-0.57% to -1.72%
2003	1.50%	170	9.88	1,680	0.36%	-0.99%

W&R Target Funds, Inc. – Mortgage Securities Portfolio
2006	1.25% to 2.50%	549,710	10.65 to 10.33	5,801,626	5.87%	3.47% to 2.16%
2005	1.25% to 2.45%	306,412	10.29 to 10.12	3,138,395	6.53%	0.72% to -0.50%
2004	1.25% to 1.90%	58,127	10.22 to 10.19	593,116	3.68%	2.18% to 1.90%	(a) (b)

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2006	1.25% to 2.60%	655,692	17.41 to 16.84	11,346,461	0.91%	28.46% to 26.72%
2005	1.25% to 2.60%	401,576	13.55 to 13.29	5,421,381	2.17%	9.45% to 7.96%
2004	1.25% to 2.00%	93,058	12.38 to 12.34	1,150,713	1.03%	23.80% to 23.42%	(a) (b)

W&R Target Funds, Inc. – Science and Technology Portfolio
2006	1.25% to 2.70%	1,289,943	13.25 to 12.71	17,970,932	0.00%	6.53% to 4.97%
2005	1.25% to 2.70%	1,010,750	12.44 to 12.11	13,274,030	0.00%	15.78% to 14.09%
2004	1.25% to 2.60%	584,541	10.75 to 10.62	6,672,864	0.00%	7.46% to 6.23%	(a) (b)
2003	1.50%	11,420	12.84	146,648	0.00%	28.50%

W&R Target Funds, Inc. – Small Cap Growth Portfolio
2006	1.25% to 2.60%	850,262	12.36 to 11.89	11,187,197	0.00%	3.74% to 2.33%
2005	1.25% to 2.60%	684,868	11.92 to 11.62	8,721,715	0.00%	11.48% to 9.96%
2004	1.25% to 2.60%	404,211	10.69 to 10.57	4,639,772	0.00%	6.89% to 5.67%	(a) (b)
2003	1.50%	14,658	13.88	203,401	0.00%	33.73%
2002	1.50%	236	10.38	2,449	0.00%	3.76%	(a) (b)

W&R Target Funds, Inc. – Small Cap Value Portfolio
2006	1.25% to 2.60%	692,952	12.82 to 12.33	9,024,746	0.15%	15.39% to 13.82%
2005	1.25% to 2.60%	631,464	11.11 to 10.84	7,149,786	0.00%	2.85% to 1.45%
2004	1.25% to 2.60%	345,169	10.80 to 10.68	3,794,086	0.00%	8.04% to 6.80%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
W&R Target Funds, Inc. – Value Portfolio
2006	1.25% to 3.10%	2,619,510	$12.84 to 12.18	$34,060,454	1.17%	15.42% to 13.27%
2005	1.25% to 3.10%	2,337,388	11.13 to 10.75	26,552,556	1.84%	3.12% to 1.20%
2004	1.25% to 2.75%	1,268,168	10.79 to 10.65	14,114,566	1.92%	7.92% to 6.55%	(a) (b)
2003	1.50%	19,279	12.61	243,059	0.93%	23.24%
2002	1.50%	2,174	10.23	22,241	1.57%	2.30%	(a) (b)

2006 Contract owners’ equity				$405,080,326

2005 Contract owners’ equity				$245,902,427

2004 Contract owners’ equity				$113,338,638

2003 Contract owners’ equity				$3,251,446

2002 Contract owners’ equity				$476,142

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)

Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-12:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-12 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company